EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Employee benefits [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
    The Group’s provisions for employee benefits are as follows:

	At December 31,
	2021	2020
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	18,430	19,825
Pension plans	—	105
Total present value of defined benefit obligations	18,430	19,930

Other provisions for employees	82,770	40,055
Total provisions for employee benefits	101,200	59,985
    Defined contribution plans
    The Group recognizes the cost for defined contribution plans over the period in which the employee renders service and classifies this by function in cost of sales, selling, general and administrative costs and research and development costs. The total income statement expense for defined contributions plans in the years ended December 31, 2021, 2020 and 2019 was €15,729 thousand, €15,727 thousand and €13,650 thousand, respectively.
    Defined benefit obligations
    Italian employee severance indemnity (TFR)
    Trattamento di fine rapporto or “TFR” relates to the amounts that employees in Italy are entitled to receive when they leave the company and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions the entitlement may be partially advanced to an employee during the employee’s working life.
    The Italian legislation regarding this scheme was amended by Law 296 of 27 December 2006 and subsequent decrees and regulations issued in the first part of 2007. Under these amendments, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the provision for employee severance pay retain the nature of “Defined benefit plans”. Accordingly, the provision for employee severance indemnity in Italy consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme has been classified as a defined contribution plan, and the Group recognizes the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.
    Pension plans
    Certain Group companies previously sponsored non-contributory defined benefit pension plans, for which the Group met the benefit payment obligations when they became due. Benefits provided under the plans varied based on the employee’s length of service and their salary in the final years leading up to retirement, among other variables. At December 31, 2021 the Group no longer sponsored any defined benefit pension plans.

The following table summarizes the changes in the defined benefit obligations:

	TFR liability	Pension plans	Total
	(€ thousand)
Amounts at December 31, 2019	21,795	134	21,929

Recognized in the consolidated income statement	25	—	25
Recognized in other comprehensive loss/(income) (*)	2	(32)	(30)
Other	(1,997)	3	(1,994)
Benefits paid	(1,842)	—	(1,842)
Other changes	(155)	3	(152)
Amounts at December 31, 2020	19,825	105	19,930

Recognized in the consolidated income statement	6	—	6
Recognized in other comprehensive income/(loss)(*)	463	—	463
Other	(1,864)	(105)	(1,969)
Benefits paid	(2,127)	(105)	(2,232)
Other changes	263	—	263
Amounts at December 31, 2021	18,430	—	18,430
    ______________________________
    (*) Relates to actuarial losses/(gains) from financial assumptions.

Amounts recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2021			2020			2019
	TFR	Pension plans	Total	TFR	Pension plans	Total	TFR	Pension plans	Total
	(€ thousand)
Current service cost	6	—	6	—	—	—	—	26	26
Interest expense		—	—	25	—	25	—	—	—
Past service adjustments	—	—	—	—	—	—	—	(518)	(518)
Total recognized in the consolidated income statement	6	—	6	25	—	25	—	(492)	(492)
    Past service adjustments relate to gains recognized in the consolidated income statement due to plan amendments and curtailments.
    The discount rates used for the measurement of the Italian TFR obligation are based on yields of high-quality (AA- rated) fixed income securities for which the timing and amounts of payments match the timing and amounts of the projected benefit payments. For this plan, the single weighted average discount rate that reflects the estimated timing and amount of the scheme future benefit payments for 2021 is equal to 0.9 percent (0.4 percent in 2020 and 0.7 percent in 2019). The average duration of the Italian TFR is approximately 8 years. Retirement or employee leaving rates are developed to reflect actual and projected Group experience and legal requirements for retirement in Italy.
Current service cost is recognized by function in cost of sales, selling, general and administrative costs or research and development costs.
The expected future benefit payments for the defined benefit obligations as of December 31, 2021 are as follows:

TFR
(€ thousand)
2022	1,466
2023	1,660
2024	1,359
2025	1,329
2026	1,084
2027 - 2031	5,688
Total	12,586
    The sensitivity of the defined benefit obligations to changes in the weighted principal assumptions is:

	At December 31,
	2021		2020
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(1,321)	1,507	(1,446)	1,656
    The above sensitivity analysis is based on an assumed change in the discount rate while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method has been applied as when calculating the defined benefit liability recognized in the statement of the financial position.
Other provisions for employees
    Other provisions for employees consist of the expected future amounts payable to employees in connection with other remuneration schemes, which are not subject to actuarial valuation, including long-term bonus plans.
    At December 31, 2021, other provisions for employees comprised short-term bonus benefits amounting to €79,273 thousand (€36,723 thousand at December 31, 2020) and jubilee benefits granted to certain employees by the Group in the event of achieving 30 years of service amounting to €3,497 thousand (€3,332 thousand at December 31, 2020).